Cash and Cash Equivalents (Schedule of cash and cash equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Balance in USD	$ 24,475	$ 7,735
Balance in other currencies	9,420	3,311
Cash and cash equivalents	$ 33,895	$ 11,046	$ 17,376	$ 7,242